Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.9%
Security	Shares	Value
Aerospace & Defense — 1.2%
HEICO Corp.(1)	30,602	$ 8,001,811
		$ 8,001,811
Biotechnology — 2.3%
AbbVie, Inc.(1)	76,767	$ 15,159,947
		$ 15,159,947
Broadline Retail — 4.8%
Amazon.com, Inc.(1)(2)	168,175	$ 31,336,048
		$ 31,336,048
Capital Markets — 7.2%
Blue Owl Capital, Inc.(1)	443,088	$ 8,578,184
Intercontinental Exchange, Inc.(1)	59,133	9,499,125
S&P Global, Inc.(1)	20,734	10,711,599
Stifel Financial Corp.(1)	80,411	7,550,593
Tradeweb Markets, Inc., Class A(1)	83,837	10,368,122
		$ 46,707,623
Chemicals — 1.1%
Linde PLC(1)	14,265	$ 6,802,408
		$ 6,802,408
Commercial Services & Supplies — 1.1%
Waste Management, Inc.(1)	35,432	$ 7,355,683
		$ 7,355,683
Consumer Staples Distribution & Retail — 3.3%
BJ's Wholesale Club Holdings, Inc.(1)(2)	93,281	$ 7,693,817
Walmart, Inc.(1)	172,480	13,927,760
		$ 21,621,577
Containers & Packaging — 1.1%
AptarGroup, Inc.(1)	43,120	$ 6,907,393
		$ 6,907,393
Electric Utilities — 1.5%
NextEra Energy, Inc.(1)	111,270	$ 9,405,653
		$ 9,405,653
Security	Shares	Value
Electrical Equipment — 1.6%
AMETEK, Inc.(1)	59,996	$ 10,301,913
		$ 10,301,913
Entertainment — 2.0%
Netflix, Inc.(1)(2)	14,899	$ 10,567,414
Spotify Technology SA(1)(2)	7,220	2,660,786
		$ 13,228,200
Financial Services — 3.4%
Shift4 Payments, Inc., Class A(1)(2)	108,501	$ 9,613,189
Visa, Inc., Class A(1)	46,221	12,708,464
		$ 22,321,653
Food Products — 1.3%
Hershey Co.(1)	44,235	$ 8,483,388
		$ 8,483,388
Ground Transportation — 1.8%
Uber Technologies, Inc.(1)(2)	156,781	$ 11,783,660
		$ 11,783,660
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc.(1)(2)	16,071	$ 7,895,200
		$ 7,895,200
Health Care Providers & Services — 3.2%
Elevance Health, Inc.(1)	27,633	$ 14,369,160
Tenet Healthcare Corp.(1)(2)	39,489	6,563,072
		$ 20,932,232
Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc., Class A(1)	34,477	$ 8,570,982
		$ 8,570,982
Insurance — 3.5%
Allstate Corp.(1)	71,644	$ 13,587,285
W.R. Berkley Corp.(1)	163,860	9,295,778
		$ 22,883,063
Interactive Media & Services — 6.9%
Alphabet, Inc., Class C(1)	146,595	$ 24,509,218
Meta Platforms, Inc., Class A(1)	35,805	20,496,214
		$ 45,005,432

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.7%
Gartner, Inc.(1)(2)	21,108	$ 10,696,690
		$ 10,696,690
Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.(1)	21,642	$ 13,387,092
		$ 13,387,092
Machinery — 1.0%
Parker-Hannifin Corp.(1)	10,661	$ 6,735,833
		$ 6,735,833
Media — 0.9%
Comcast Corp., Class A(1)	143,247	$ 5,983,427
		$ 5,983,427
Oil, Gas & Consumable Fuels — 2.0%
ConocoPhillips(1)	125,762	$ 13,240,224
		$ 13,240,224
Pharmaceuticals — 3.3%
Eli Lilly & Co.(1)	17,873	$ 15,834,405
Novo Nordisk AS ADR(1)	47,624	5,670,590
		$ 21,504,995
Professional Services — 4.9%
Automatic Data Processing, Inc.(1)	39,279	$ 10,869,678
Booz Allen Hamilton Holding Corp.(1)	42,849	6,974,103
TransUnion(1)	134,626	14,095,342
		$ 31,939,123
Real Estate Management & Development — 1.9%
CoStar Group, Inc.(1)(2)	89,593	$ 6,758,896
FirstService Corp.	32,062	5,850,033
		$ 12,608,929
Semiconductors & Semiconductor Equipment — 12.9%
Analog Devices, Inc.(1)	43,767	$ 10,073,850
Broadcom, Inc.(1)	112,381	19,385,722
Lam Research Corp.(1)	12,370	10,094,910
NVIDIA Corp.(1)	367,961	44,685,184
		$ 84,239,666
Software — 10.1%
Fair Isaac Corp.(1)(2)	4,712	$ 9,157,866
Security	Shares	Value
Software (continued)
Microsoft Corp.(1)	118,744	$ 51,095,543
Palo Alto Networks, Inc.(1)(2)	15,302	5,230,224
		$ 65,483,633
Specialty Retail — 2.7%
Burlington Stores, Inc.(1)(2)	33,154	$ 8,735,416
TJX Cos., Inc.(1)	71,980	8,460,529
		$ 17,195,945
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.(1)	212,345	$ 49,476,385
		$ 49,476,385
Total Common Stocks (identified cost $362,488,895)		$657,195,808

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	3,149,705	$ 3,149,705
Total Short-Term Investments (identified cost $3,149,705)		$ 3,149,705
Total Purchased Put Options — 0.2% (identified cost $3,391,433)		$ 1,174,744
Total Investments — 101.6% (identified cost $369,030,033)		$661,520,257
Total Written Call Options — (1.4)% (premiums received $3,730,732)		$ (9,152,973)
Other Assets, Less Liabilities — (0.2)%		$ (1,042,457)
Net Assets — 100.0%		$651,324,827
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Purchased Put Options (Exchange-Traded) — 0.2%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	91	$52,438,568	$5,275	10/2/24	$ 910
S&P 500 Index	92	53,014,816	5,210	10/4/24	3,450
S&P 500 Index	91	52,438,568	5,200	10/7/24	5,915
S&P 500 Index	93	53,591,064	5,175	10/9/24	12,787
S&P 500 Index	91	52,438,568	5,415	10/11/24	40,495
S&P 500 Index	92	53,014,816	5,420	10/14/24	51,980
S&P 500 Index	91	52,438,568	5,410	10/16/24	65,975
S&P 500 Index	91	52,438,568	5,505	10/18/24	126,945
S&P 500 Index	90	51,862,320	5,530	10/21/24	155,250
S&P 500 Index	90	51,862,320	5,550	10/23/24	195,750
S&P 500 Index	90	51,862,320	5,580	10/25/24	254,700
S&P 500 Index	90	51,862,320	5,540	10/28/24	260,587
Total					$1,174,744
Written Call Options (Exchange-Traded) — (1.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	91	$52,438,568	$5,660	10/2/24	$ (922,740)
S&P 500 Index	92	53,014,816	5,595	10/4/24	(1,564,460)
S&P 500 Index	91	52,438,568	5,580	10/7/24	(1,702,610)
S&P 500 Index	93	53,591,064	5,570	10/9/24	(1,870,695)
S&P 500 Index	91	52,438,568	5,750	10/11/24	(586,495)
S&P 500 Index	92	53,014,816	5,775	10/14/24	(482,080)
S&P 500 Index	91	52,438,568	5,775	10/16/24	(519,610)
S&P 500 Index	91	52,438,568	5,820	10/18/24	(365,820)
S&P 500 Index	90	51,862,320	5,850	10/21/24	(271,800)
S&P 500 Index	90	51,862,320	5,850	10/23/24	(302,850)
S&P 500 Index	90	51,862,320	5,880	10/25/24	(249,300)
S&P 500 Index	90	51,862,320	5,850	10/28/24	(314,513)
Total					$(9,152,973)
Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,149,705, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,422,220	$95,446,555	$(101,719,070)	$ —	$ —	$3,149,705	$167,261	3,149,705
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$657,195,808*	$ —	$ —	$657,195,808
Short-Term Investments	3,149,705	—	—	3,149,705
Purchased Put Options	1,174,744	—	—	1,174,744
Total Investments	$661,520,257	$ —	$ —	$661,520,257
Liability Description
Written Call Options	$ (9,152,973)	$ —	$ —	$ (9,152,973)
Total	$ (9,152,973)	$ —	$ —	$ (9,152,973)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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